Investment Securities [Text Block]	6 Months Ended
Sep. 30, 2017
Text Block [Abstract]
Investment Securities [Text Block]

3.    INVESTMENT SECURITIES

The following tables present the amortized cost, gross unrealized gains and losses, and fair value of Available-for-sale securities and Held-to-maturity securities at March 31, 2017 and September 30, 2017:

At March 31, 2017:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
	(in millions)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥25,435,570	¥396,057	¥5,339		¥25,826,288
Japanese prefectural and municipal bonds	1,010,336	9,598	4,445		1,015,489
Foreign governments and official institutions bonds	2,162,897	14,006	26,974		2,149,929
Corporate bonds	1,121,967	20,854	1,089		1,141,732
Residential mortgage-backed securities	1,203,685	551	15,318		1,188,918
Commercial mortgage-backed securities	80,564	454	750		80,268
Asset-backed securities	1,374,754	5,416	1,898		1,378,272
Other debt securities(1)	169,185	4,899	3,295		170,789
Marketable equity securities	2,736,976	3,407,915	6,477		6,138,414

Total	¥35,295,934	¥3,859,750	¥65,585		¥39,090,099

Held-to-maturity securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,100,955	¥43,115	¥—		¥1,144,070
Foreign governments and official institutions bonds	61,135	1,113	—		62,248
Corporate bonds	100	—	—		100
Residential mortgage-backed securities	962,492	4,009	11,196	(2)	955,305
Commercial mortgage-backed securities	184,336	5,065	768	(2)	188,633
Asset-backed securities	1,278,303	9,277	185		1,287,395

Total	¥3,587,321	¥62,579	¥12,149		¥3,637,751

Notes:	(1)	Other debt securities in the table above include ¥160,479 million of private placement debt conduit bonds.
	(2)	MUFG Americas Holdings Corporation (“MUAH”) reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated other comprehensive income (loss) (“Accumulated OCI”) in the accompanying condensed consolidated balance sheets were ¥4,662 million and ¥7,295 million, respectively, at March 31, 2017 and are not included in the table above.

At September 30, 2017:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
	(in millions)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥22,226,590	¥289,182	¥7,149		¥22,508,623
Japanese prefectural and municipal bonds	1,248,562	6,912	4,863		1,250,611
Foreign governments and official institutions bonds	2,312,548	15,203	26,100		2,301,651
Corporate bonds	1,098,500	15,770	1,204		1,113,066
Residential mortgage-backed securities	1,470,166	983	11,070		1,460,079
Commercial mortgage-backed securities	82,618	694	442		82,870
Asset-backed securities	1,500,616	6,274	1,237		1,505,653
Other debt securities(1)	161,044	4,309	2,267		163,086
Marketable equity securities	2,567,398	3,881,355	6,862		6,441,891

Total	¥32,668,042	¥4,220,682	¥61,194		¥36,827,530

Held-to-maturity securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,100,892	¥40,268	¥—		¥1,141,160
Foreign governments and official institutions bonds	58,633	881	—		59,514
Corporate bonds	50	—	—		50
Residential mortgage-backed securities	932,328	3,985	8,686	(2)	927,627
Commercial mortgage-backed securities	174,223	5,237	636	(2)	178,824
Asset-backed securities	964,725	5,988	79		970,634

Total	¥3,230,851	¥56,359	¥9,401		¥3,277,809

Notes:	(1)	Other debt securities in the table above include ¥153,030 million of private placement debt conduit bonds.
	(2)	MUAH reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥3,963 million and ¥6,453 million, respectively, at September 30, 2017 and are not included in the table above.

Other Securities

Investment securities other than Available-for-sale securities or Held-to-maturity securities (i.e., nonmarketable equity securities presented in Other investment securities) were primarily carried at cost of ¥529,869 million and ¥529,686 million, at March 31, 2017 and September 30, 2017, respectively, because their fair values were not readily determinable.

The remaining balances were investment securities held by certain subsidiaries subject to specialized industry accounting principles for investment companies and broker-dealers and carried at fair value of ¥26,292 million and ¥25,564 million at March 31, 2017 and September 30, 2017, respectively. See Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2017 for the valuation techniques and inputs used to estimate the fair values.

With respect to cost-method investments of ¥97,774 million and ¥97,774 million at March 31, 2017 and September 30, 2017, respectively, the MUFG Group estimated a fair value using commonly accepted valuation techniques to determine whether the investments were impaired in each reporting period. See Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2017 for the details of these commonly accepted valuation techniques. If the fair value of the investment is less than the cost of the investment, the MUFG Group proceeds to evaluate whether the impairment is other-than-temporary.

With respect to cost-method investments of ¥432,095 million and ¥431,912 million at March 31, 2017 and September 30, 2017, respectively, the MUFG Group performed a test to determine whether any impairment indicators existed for each investment in each reporting period. If an impairment indicator exists, the MUFG Group estimates the fair value of the cost-method investment. If the fair value of the investment is less than the cost of the investment, the MUFG Group performs an evaluation of whether the impairment is other-than-temporary. The primary method the MUFG Group uses to identify impairment indicators is a comparison of the MUFG Group’s share of an investee’s net assets to the cost of the MUFG Group’s investment in the investee. The MUFG Group also considers whether significant adverse changes in the regulatory, economic or technological environment have occurred with respect to the investee. The MUFG Group periodically monitors the status of each investee including the credit rating, which is generally updated once a year based on the annual financial statements of the issuer. In addition, if an event that could impact the credit rating of an investee occurs, the MUFG Group reassesses the appropriateness of the credit rating assigned to the issuer in order to maintain an updated credit rating. The MUFG Group did not estimate the fair value of cost-method investments, which had aggregated costs of ¥429,313 million and ¥430,311 million at March 31, 2017 and September 30, 2017, respectively, since it was not practical and the MUFG Group identified no impairment indicators.

Based on the procedures described above, the MUFG Group recognized other-than-temporary impairment (“OTTI”) losses on the cost-method investments of ¥394 million and ¥284 million for the six months ended September 30, 2016 and 2017, respectively. Each impairment loss was recognized based on the specific circumstances of each individual company. No impairment loss was individually material.

Contractual Maturities

The amortized cost and fair values of Held-to-maturity debt securities and the fair values of Available-for-sale debt securities at September 30, 2017 by contractual maturity are shown below. Expected maturities may be shorter than contractual maturities because issuers of debt securities may have the right to call or prepay obligations with or without penalties. Debt securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

	Held-to-maturity debt securities		Available-for-sale debt securities
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥50	¥50	¥12,477,989
Due from one year to five years	164,798	168,113	9,181,806
Due from five years to ten years	1,706,867	1,750,883	4,353,645
Due after ten years	1,359,136	1,358,763	4,372,199

Total	¥3,230,851	¥3,277,809	¥30,385,639

Realized Gains and Losses

For the six months ended September 30, 2016 and 2017, gross realized gains on sales of Available-for-sale securities were ¥175,065 million and ¥189,782 million, respectively, and gross realized losses on sales of Available-for-sale securities were ¥22,291 million and ¥14,041 million, respectively.

Other-than-temporary Impairments of Investment Securities

For the six months ended September 30, 2016 and 2017, losses resulting from impairment of investment securities to reflect the decline in value considered to be other-than-temporary were ¥32,364 million and ¥6,428 million, respectively, which were included in Investment securities gains—net in the accompanying condensed consolidated statements of income. The losses of ¥32,364 million for the six months ended September 30, 2016 included losses of ¥31,913 million from marketable equity securities and ¥57 million from Available-for-sale debt securities which mainly comprised of corporate bonds. The losses of ¥6,428 million for the six months ended September 30, 2017 included losses of ¥6,036 million from marketable equity securities and ¥108 million from Available-for-sale debt securities which mainly comprised of corporate bonds.

Gross Unrealized Losses and Fair Value

The following tables show the gross unrealized losses and fair value of Available-for-sale securities and Held-to-maturity securities at March 31, 2017 and September 30, 2017 by length of time that individual securities in each category have been in a continuous loss position:

	Less than 12 months		12 months or more		Total
At March 31, 2017:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥6,088,856	¥5,339	¥—	¥—	¥6,088,856	¥5,339	107
Japanese prefectural and municipal bonds	579,684	4,445	—	—	579,684	4,445	139
Foreign governments and official institutions bonds	1,034,336	26,677	115,053	297	1,149,389	26,974	142
Corporate bonds	277,394	933	15,613	156	293,007	1,089	160
Residential mortgage-backed securities	754,557	14,086	81,065	1,232	835,622	15,318	412
Commercial mortgage-backed securities	51,360	748	1,298	2	52,658	750	65
Asset-backed securities	80,059	1,269	128,372	629	208,431	1,898	85
Other debt securities	35,375	1,488	50,845	1,807	86,220	3,295	26
Marketable equity securities	222,950	6,449	554	28	223,504	6,477	111

Total	¥9,124,571	¥61,434	¥392,800	¥4,151	¥9,517,371	¥65,585	1,247

Held-to-maturity securities:
Debt securities:
Residential mortgage-backed securities	¥523,237	¥10,736	¥161,453	¥460	¥684,690	¥11,196	263
Commercial mortgage-backed securities	12,906	125	168,724	643	181,630	768	31
Asset-backed securities	25,679	13	101,345	172	127,024	185	5

Total	¥561,822	¥10,874	¥431,522	¥1,275	¥993,344	¥12,149	299

	Less than 12 months		12 months or more		Total
At September 30, 2017:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥8,258,526	¥6,306	¥85,561	¥843	¥8,344,087	¥7,149	149
Japanese prefectural and municipal bonds	790,305	4,641	16,963	222	807,268	4,863	205
Foreign governments and official institutions bonds	1,271,852	24,457	130,981	1,643	1,402,833	26,100	120
Corporate bonds	310,254	1,093	21,342	111	331,596	1,204	152
Residential mortgage-backed securities	762,855	9,868	151,497	1,202	914,352	11,070	441
Commercial mortgage-backed securities	41,785	441	1,136	1	42,921	442	47
Asset-backed securities	232,469	1,126	14,186	111	246,655	1,237	61
Other debt securities	12,055	184	56,414	2,083	68,469	2,267	22
Marketable equity securities	57,648	6,835	533	27	58,181	6,862	78

Total	¥11,737,749	¥54,951	¥478,613	¥6,243	¥12,216,362	¥61,194	1,275

Held-to-maturity securities:
Debt securities:
Residential mortgage-backed securities	¥519,945	¥8,616	¥141,542	¥70	¥661,487	¥8,686	280
Commercial mortgage-backed securities	11,672	140	161,175	496	172,847	636	31
Asset-backed securities	55,044	56	28,929	23	83,973	79	3

Total	¥586,661	¥8,812	¥331,646	¥589	¥918,307	¥9,401	314

Evaluating Investment Securities for Other-than-temporary Impairments

The following describes the nature of the MUFG Group’s investments and the conclusions reached in determining whether the unrealized losses were temporary or other-than-temporary.

Japanese national government and Japanese government agency bonds, Foreign governments and official institutions bonds, and Residential and commercial mortgage-backed securities

As of September 30, 2017, unrealized losses associated with these securities were deemed to be attributable to changes in market interest rates rather than a deterioration in the creditworthiness of the underlying obligor. Based on a consideration of factors, including cash flow analysis, the MUFG Group expects to recover the entire amortized cost basis of these securities. Accordingly, such changes are considered to be temporary and no impairment loss has been recorded.

Asset-backed securities

As of September 30, 2017, unrealized losses on these securities were primarily driven by certain collateralized loan obligations (“CLOs”), highly illiquid securities for which fair values are difficult to determine. Unrealized losses arise from widening credit spreads, deterioration of the credit quality of the underlying collateral, uncertainty regarding the valuation of such securities and the market’s view of the performance of the fund managers. When the fair value of a security is lower than its amortized cost or when any security is subject to a deterioration in credit rating, the MUFG Group undertakes a cash flow analysis of the underlying collateral to estimate the OTTI and confirms the intent and ability to hold these securities until recovery. Based on the analysis performed, no OTTI was identified as of September 30, 2017 and no impairment loss has been recorded.

Corporate bonds

As of September 30, 2017, unrealized losses associated with corporate bonds were primarily related to private placement bonds issued by Japanese non-public companies. The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining terms of the bonds as estimated using the MUFG Group’s cash flow projections. The key assumptions include probability of default based on credit ratings of the bond issuers and loss given default.

The following table presents a roll-forward of the credit loss component recognized in earnings. The balance at the beginning of each period for the six months ended September 30 represents the credit loss component for which OTTI occurred on debt securities in prior periods. The additions represent the first time a debt security was credit impaired or when subsequent credit impairment has occurred. The credit loss component is reduced when the corporate bonds mature or are sold.

	Six months ended September 30,
	2016	2017
	(in millions)
Balance at beginning of period	¥6,691	¥4,125

Additions:
Initial credit impairments	35	107
Subsequent credit impairments	22	1

Reductions:
Securities sold or matured	(939)	(403)

Balance at end of period	¥5,809	¥3,830

The cumulative declines in fair value of the credit impaired debt securities, which were mainly corporate bonds, held at September 30, 2016 and 2017 were ¥3,850 million and ¥3,200 million, respectively. Of which, the credit loss components recognized in earnings were ¥5,809 million and ¥3,830 million, and the remaining amounts related to all other factors recognized in Accumulated OCI before taxes were ¥1,959 million and ¥630 million at September 30, 2016 and 2017, respectively.

Other debt securities

As of September 30, 2017, other debt securities primarily consist of private placement debt conduit bonds, which are not rated by external credit rating agencies. The unrealized losses on these bonds result from a higher return on capital expected by the secondary market compared with the return on capital required at the time of origination when the bonds were purchased. The MUFG Group estimates loss projections for each security by assessing the underlying collateral of each security. The MUFG Group estimates the portion of loss attributable to credit based on the expected cash flows of the underlying collateral using estimates of current key assumptions, such as probability of default and loss severity. Cash flow analysis of the underlying collateral provides an estimate of OTTI, which is performed when the fair value of a security is lower than its amortized cost and potential impairment is identified. Based on the analysis, no OTTI losses were recorded in the accompanying condensed consolidated statements of income.

Marketable equity securities

The MUFG Group determines whether unrealized losses on marketable equity securities are temporary based on its ability and positive intent to hold the investments for a period of time sufficient to allow for any anticipated recovery and the results of its review conducted to identify and evaluate investments that have indications of possible impairment. Impairment is evaluated considering various factors, and their relative significance varies from case to case. The MUFG Group’s review includes, but is not limited to, consideration of the following factors:

The length of time that the fair value of the investment has been below cost—The MUFG Group generally deems a continued decline of fair value below cost for six months or more to be other-than-temporary.

The extent to which the fair value of investments has been below cost as of the end of the reporting period—The MUFG Group’s investment portfolio is exposed to volatile equity prices affected by many factors including investors’ perspectives as to future economic prospects and the issuers’ performance. The MUFG Group generally deems the decline in fair value below cost of 20% or more as an indicator of an other-than-temporary decline in fair value.

The financial condition and near-term prospects of the issuer—The MUFG Group considers the financial condition and near-term prospects of the issuer primarily based on the credit standing of the issuers as determined by its credit rating system.

At September 30, 2017, unrealized losses on marketable equity securities which have been in a continuous loss position are considered temporary based on the evaluation as described above.